Cash and Cash Equivalents - Tabular Disclosure of Cash and Cash Equivalents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Cash And Cash Equivalents [Abstract]
Checking accounts (a)	S/ 274,452	S/ 217,824	S/ 226,147
Term deposits (b)	32,450	17,545	14,346
Cash funds	507	376	640
3-month deposit (cash equivalent)	28,032	0	0
Cash and cash equivalents	S/ 335,441	S/ 235,745	S/ 241,133	S/ 208,694